Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of Debt
The Company's debt outstanding as of March 31, 2019 and December 31, 2018, consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
Notes payable:
Fixed rate notes payable	$220,276	$220,351
Variable rate notes payable fixed through interest rate swaps	247,205	247,435
Total notes payable, principal amount outstanding	467,481	467,786
Unamortized deferred financing costs related to notes payable	(3,208)	(3,441)
Total notes payable, net of deferred financing costs	464,273	464,345
Secured credit facility:
Variable rate revolving line of credit	115,000	$105,000
Variable rate term loan fixed through interest rate swaps	100,000	100,000
Variable rate term loans	150,000	150,000
Total secured credit facility, principal amount outstanding	365,000	355,000
Unamortized deferred financing costs related to the term loan secured credit facility	(2,396)	(2,489)
Total secured credit facility, net of deferred financing costs	362,604	352,511
Total debt outstanding	$826,877	$816,856

The following table summarizes the notes payable balances as of December 31, 2018 and 2017 (amounts in thousands):

			Interest Rates
	December 31, 2018	December 31, 2017	Range			Weighted Average	Maturity Date
Fixed rate notes payable	$220,351	$220,436	4.0%	-	4.8%	4.3%	12/11/2021	-	07/01/2027
Variable rate notes payable fixed through interest rate swaps	247,435	247,699	3.7%	-	5.1%	4.6%	10/28/2021	-	11/16/2022
Total notes payable, principal amount outstanding	$467,786	$468,135
Unamortized deferred financing costs related to notes payable	(3,441)	(4,393)
Total notes payable, net of deferred financing costs	$464,345	$463,742

Schedule of Future Principal Payments Due on Debt
The principal payments due on the notes payable and secured credit facility for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$1,681
2020	4,530
2021	155,207
2022	279,922
2023	252,712
Thereafter	138,429
$832,481

Notes Payable [Member]
Debt Instrument [Line Items]
Schedule of Future Principal Payments Due on Debt
The principal payments due on the notes payable as of December 31, 2018, for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Total Amount
2019	$1,937
2020	4,530
2021	155,207
2022	164,971
2023	2,712
Thereafter	138,429
$467,786